Tax - Summary of Tax on Profit (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income tax [Line Items]
Corporate income tax rate	19.25%	20.00%	20.25%
Effect of ruling		$ 83
Total income tax charge for the year	$ 85	$ 174	$ 188
United States [member]
Income tax [Line Items]
Corporate income tax rate	35.00%
Before exceptional items [member]
Income tax [Line Items]
Corporate income tax rate	19.30%	20.00%	20.30%
Total income tax charge for the year	$ 201	$ 186	$ 180
Before exceptional items [member] | United States [member]
Income tax [Line Items]
Total income tax charge for the year	$ 156	$ 162	$ 123